Financial Instruments - Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	$ 1,192	$ 3,932
Financial assets not measured at fair value(Amortised cost)	561,843	517,243
Financial liabilities measured at fair value	9,368	10,075
Liabilities carried at amortized cost	346,910	314,429
Cost [Member] | Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value	9,368	10,075
Cost [Member] | Convertible notes [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	216,118	201,240
Cost [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	2,667	1,392
Cost [Member] | Trades and other payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	89,780	62,827
Cost [Member] | Refund due to customers [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	34,025	35,970
Cost [Member] | Other Liabilities Related to Hotel Travel Group [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	4,320	13,000
Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	1,192	3,932
Financial assets not measured at fair value(Amortised cost)	561,843	517,243
Financial liabilities measured at fair value	9,368	10,075
Liabilities carried at amortized cost	342,981	311,198
Fair value [Member] | Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value	9,368	10,075
Fair value [Member] | Convertible notes [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	212,189	198,009
Fair value [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	2,667	1,392
Fair value [Member] | Trades and other payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	89,780	62,827
Fair value [Member] | Refund due to customers [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	34,025	35,970
Fair value [Member] | Other Liabilities Related to Hotel Travel Group [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	4,320	13,000
Other Investments- Equity Securities [Member] | Cost [Member] | FVOCI [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	452	452
Other Investments- Equity Securities [Member] | Fair value [Member] | FVOCI [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	452	452
Other Investments- Equity Securities [Member] | Cost [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	591	3,412
Other Investments- Equity Securities [Member] | Fair value [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	591	3,412
Other investments - other securities [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	76	99
Other investments - other securities [Member] | Cost [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	149	68
Other investments - other securities [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	76	99
Other investments - other securities [Member] | Fair value [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	149	68
Trades and other receivables [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	75,026	39,623
Trades and other receivables [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	75,026	39,623
Term deposits [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	202,674	264,185
Term deposits [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	202,674	264,185
Cash and cash equivalents [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	284,018	213,283
Cash and cash equivalents [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	284,018	213,283
Receivable from related party [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	49	53
Receivable from related party [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	$ 49	$ 53